Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Items (Details)	Dec. 31, 2025
Buildings [Member]
Schedule of Property, Plant and Equipment Estimated Useful lives and Residual Value [Line Items]
Estimated Useful lives	20 years
Estimated Residual Value	10.00%
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful lives and Residual Value [Line Items]
Estimated Useful lives	10 years
Estimated Residual Value	10.00%
Motor vehicles [Member]
Schedule of Property, Plant and Equipment Estimated Useful lives and Residual Value [Line Items]
Estimated Useful lives	5 years
Estimated Residual Value	10.00%
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful lives and Residual Value [Line Items]
Estimated Useful lives	5 years
Estimated Residual Value	10.00%
Office Equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful lives and Residual Value [Line Items]
Estimated Useful lives	3 years
Estimated Residual Value	10.00%
Inspection Equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful lives and Residual Value [Line Items]
Estimated Useful lives	5 years
Estimated Residual Value	10.00%